JUNE 2016 REVERSE STOCK SPLIT (Details Textual)	Jun. 09, 2016
June 2016 Reverses Stock Spilt [Member]
Stockholders Equity Reverse Stock Split [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	12